FINANCIAL STATEMENTS SCHEDULE I - NOTES TO SCHEDULE I (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) $ / ¥	Dec. 31, 2021 USD ($) $ / ¥	Dec. 31, 2020 CNY (¥)
FINANCIAL STATEMENTS SCHEDULE I
Convenience translation rate	6.3726	6.3726
Reportable Legal Entities [Member] | ZTO EXPRESS (CAYMAN) INC.
FINANCIAL STATEMENTS SCHEDULE I
Dividends Payable	¥ 708	$ 111	¥ 11,198
Convenience translation rate	6.3726	6.3726